Income tax expense (Details Narrative)	12 Months Ended
Dec. 31, 2024
Statement [Line Items]
Reconciliation tax rates	25.00%
Bottom [Member]
Statement [Line Items]
Withholding tax rates	5.00%
Top [Member]
Statement [Line Items]
Withholding tax rates	10.00%
Hong Kong [Member]
Statement [Line Items]
Reconciliation tax rates	16.50%